ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Mar. 31, 2018
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.ORGANIZATION AND PRINCIPAL ACTIVITIES

iKang Healthcare Group, Inc. (the “Company”), was incorporated on May 25, 2011 as a limited liability company in the Cayman Islands. On March 1, 2014, the Company entered into a share swap agreement and became the ultimate holding company of iKang Guobin Healthcare Group, Inc. with the completion of the one to one share exchange to the existing shareholders of iKang Guobin Healthcare Group, Inc. for all shares of equivalent classes.

The Company, its subsidiaries, its variable interest entities (“VIEs”) and its VIEs’ subsidiaries (collectively, the “Group”) are primarily engaged in providing medical examination services, disease screening services, dental services and other healthcare related services in the People’s Republic of China (the “PRC”).

List of the Group’s subsidiaries, VIEs and the VIEs’ major subsidiaries as of March 31, 2018 were as follows:

		Percentage of
		beneficial interest
		by iKang
Names	Place of incorporation	Healthcare Group, Inc.	Principal activities

Subsidiaries:
iKang Guobin Healthcare Group, Inc.(“iKang Guobin”)	BVI	100%	Holding company
ShanghaiMed iKang, Inc. (“Beijing iKang”)	PRC	100%	On-demand healthcare services
Shanghai iKang Co., Ltd. (“Shanghai iKang”)	PRC	100%	On-demand healthcare services
iKang Zhejiang, Inc. (“iKang Zhejiang BVI”)	BVI	73%	Holding company
iKang Health Management (Zhejiang) Co., Ltd. (“Zhejiang iKang”)	PRC	73%	On-demand healthcare services
Bayley & Jackson (China) Medical Services Limited (“Bayley & Jackson (Hong Kong)”)	Hong Kong	100%	Holding company
Beijing Bayley & Jackson Clinic Co., Ltd. (“iKang Beijing Ritan”)	PRC	100%	Medical examinations & clinical services
Yuanhua Healthcare Limited (“Yuanhua HK”)	Hong Kong	100%	Holding company
Yuanhua Medical Consultancy Services (Shanghai) Co., Ltd. (“Yuanhua WFOE”)	PRC	100%	On-demand healthcare services
MediFast (Hong Kong) Limited (“MediFast”)	Hong Kong	80%	Medical examinations & clinical services
WA Centers HK Limited (“WA Health Care”)	Hong Kong	70%	Holding company
iKang(Shanghai) Financing Lease Co., Ltd. (“iKang(Shanghai) Financing Lease”)	PRC	100%	Lease services
iKang MRI Center, Inc.	BVI	70%	Medical service
iKang MRI Center, Limited	Hong Kong	100%	Medical service
iKang mHealth, Inc.	BVI	70%	Medical service
iKang Health Cloud Technology Limited	Hong Kong	100%	Medical service
iKang Health Cloud (Beijing) Software Co., Ltd. (“iKang Health Cloud”)	PRC	100%	Research & development
VIEs:
iKang Healthcare Technology Group Co., Ltd.(formerly named as “Shanghai iKang Guobin Holding Co., Ltd.”)(“iKang Holding”)	PRC	100%	Holding company
Hangzhou iKang Guobin Clinic Co., Ltd. (“iKang Hangzhou Xixi”)	PRC	73%	Medical examinations
Shanghai Yuanhua Information Technology Co., Ltd. (“Yuanhua Information”)	PRC	100%	Holding company
Jiandatong Health Technology (Beijing) Co., Ltd. (“Beijing Jiandatong”)	PRC	80%	On-demand healthcare services

		Percentage of beneficial interest by iKang Healthcare Group, Inc.

Names	Place of incorporation		Principal activities

VIEs’ major subsidiaries (Note):
iKang Guobin Healthcare Group Co., Ltd.(formerly named as “Beijing iKang Online Technology Co., Ltd.”) (“iKang Online”)	PRC	100%	On-demand healthcare services
Guangzhou iKang Guobin Health Examination Co., Ltd. (“iKang Guangzhou Huanshi”)	PRC	100%	Medical examinations

Shanghai Guobin Medical Center Co., Ltd. (“iKang Shanghai Xikang Road”)	PRC	100%	Medical examinations & clinical services
Shanghai iKang Guobin Mingmen Clinic Co., Ltd. (“iKang Shanghai Pudong Avenue”)	PRC	100%	Medical examinations
Shanghai iKang Jianwei Healthcare Management Co., Ltd. (“Jianwei Healthcare Management”)	PRC	54.4%	On-demand healthcare services
Shanghai Yalong Daoyi Services Co., Ltd. (“Yalong Daoyi”)	PRC	70%	On-demand healthcare services

Beijing iKang Jun’an Clinic Co., Ltd. (“iKang Beijing Jun’an”)	PRC	100%	Medical examinations & clinical services
Beijing iKang Guobin Yayun Clinic Co., Ltd. (“iKang Beijing Yayun”)	PRC	100%	Medical examinations
Beijing iKang Guobin Wanzhishou Clinic Co., Ltd. (“iKang Beijing Wanzhishou”)	PRC	100%	Medical examinations
Beiijng iKang Medical Examination Application Technology Co., Ltd. (“Medical Examination Application”)	PRC	70%	On-demand healthcare services
Beijing Daoyitong Health Management Co., Ltd. (“Beijing Daoyitong”)	PRC	70%	On-demand healthcare services
Shanghai Jinxiu Huajian Clinic Co., Ltd. (“Shanghai Jinxiu Huajian”)	PRC	100%	Medical examinations
Chengdu Gaoxin iKang Dental Clinic Co., Ltd. (“iKang Chengdu Gaoxin”)	PRC	100%	Dental services
Shenzhen iKang Guobin Clinic Co., Ltd. (formerly named as “Shenzhen iKang Guobin Clinic”) (“iKang Shenzhen Luohu”)	PRC	100%	Medical examinations
Beijing iKang Guobin Zhongguan Clinic Co., Ltd. (“iKang Beijing Zhongguancun”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Renren Clinic Co., Ltd. (“iKang Shanghai Yangpu”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Blue Cross Clinic Co., Ltd. (“iKang Shanghai Lujiazui”)	PRC	100%	Medical examinations
Beijing iKang Guobin Clinic Co., Ltd. (“iKang Beijing Xuanwumen”)	PRC	100%	Medical examinations
Nanjing iKang Guobin Clinic Co., Ltd. (“iKang Nanjing Gulou”)	PRC	100%	Medical examinations
Beijing iKang Guobin Xinei Clinic Co., Ltd. (“iKang Beijing Xinei”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Fukang Clinic Co., Ltd. (“Yan’an West Road”)	PRC	100%	Medical examinations
Hangzhou iKang Guobin Wenhui Clinic Co., Ltd. (“iKang Hangzhou Wenhui”)	PRC	100%	Medical examinations
Chengdu Jinjiang iKang Guobin Hongzhaobi Health Examination General Clinic Co., Ltd. (“iKang Chengdu Hongzhaobi”)	PRC	100%	Medical examinations
iKang Dental Hospital Management Co., Ltd. (“iKang Dental Hospital Management”)	PRC	100%	Management of dental services
Beijing iKang Guobin Lidu Clinic Co., Ltd. (“iKang Beijing Lidu”)	PRC	100%	Medical examinations
Beijing iKang Guobin Jianwai Clinic Co., Ltd. (“iKang Beijing Jianguomen”)	PRC	100%	Medical examinations
Fuzhou iKang Guobin Clinic Co., Ltd. (“iKang Fuzhou Gulou”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Zhonghuan Yipin Clinic Co., Ltd. (formerly named as “Shanghai Zhonghuan Yipin Clinic Co., Ltd.”) (“iKang Shanghai Zhonghuan”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Yipin Clinic Co., Ltd. (formerly named as “Shanghai Yipin Clinic Co., Ltd.”) (“iKang Shanghai Jing’an”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Waizhitan Clinic Co., Ltd. (“iKang Shanghai Yan’an East Road”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Jianzhiwei Clinic Co., Ltd. (formerly named as “Shanghai iKang Guobin Jianwei Clinic Co., Ltd.”) (“iKang Shanghai Jianwei”)	PRC	100%	Medical examinations
Tianjin Heping Aibin Clinic Co., Ltd. (“iKang Tianjin Heping”)	PRC	100%	Medical examinations
Suzhou iKang Guobin Clinic Co., Ltd. (formerly named as “Suzhou Aibin Clinic, Co., Ltd.”) (“iKang Suzhou”)	PRC	100%	Medical examinations
Suzhou Zhuoyue Clinic Co., Ltd. (“Suzhou Zhuoyue”)	PRC	100%	Medical examinations
Guangzhou iKang Guobin Huacheng Clinic (LLP) (“iKang Guangzhou Wokang”)	PRC	100%	Medical examinations
Shanghai Yuanhua Clinic Co., Ltd. (“Yuanhua Clinic”)	PRC	100%	Medical examinations
Shanghai Wangzu Guobin Medical Center Co., Ltd. (“iKang Shanghai Gubei”)	PRC	100%	Medical examinations
Changzhou iKang Guobin Clinic Co., Ltd. (“iKang Changzhou”)	PRC	62.5%	Medical examinations
Chengdu Gaoxin iKang Guobin Chengnan Clinic Co., Ltd. (“Chengdu Gaoxin iKang West City”)	PRC	100%	Medical examinations
Shanghai Huajian Clinic Co., Ltd. (“Shanghai Huajian”)	PRC	100%	Medical examinations
Shanghai Huajian Health Examination Management Co., Ltd. (“Shanghai Huajian Management”)	PRC	100%	On-demand healthcare services
Shanghai Zhenjing Clinic Co., Ltd. (“Shanghai Zhenjing”)	PRC	70%	Medical examinations
Beijing iKang Guobin Shunping Clinic Co., Ltd. (“iKang Beijing Shunping”)	PRC	100%	Medical examinations
Chongqing iKang Zhuoyue Clinic Co., Ltd. (“iKang Chongqing Zhuoyue”)	PRC	100%	Medical examinations
Xi’an Lianhu iKang Guobin Zhuoyue Hospital Co., Ltd. (“Xi’an Lianhu Yinglun”)	PRC	70%	Medical examinations
Guizhou Wishstar Health Examination Clinic Co., Ltd. (“Guizhou Wishstar”)	PRC	60%	Medical examinations
Beijing iKang Guobin Sunny Jingchao Clinic Co., Ltd. (“iKang Beijing Jingchao”)	PRC	83%	Medical examinations
Yantai iKang Guobin Ciming Medical Examination Management Co., Ltd. (“Yantai Ciming”)	PRC	70%	On-demand healthcare services
Beijing Bohui Clinic Co., Ltd. (“Beijing Bohui”)	PRC	100%	Medical examinations
Wuhan iKang Zhuoyue Clinic Co., Ltd. (“Wuhan Zhuoyue”)	PRC	100%	Medical examinations
Shanghai iKang Jun’an Clinic Co., Ltd. (“Shanghai Jun’an”)	PRC	100%	Medical examinations
Yinchuan iKang Guobin Clinic Co., Ltd. (“Yinchuan Clinic”)	PRC	100%	Medical examinations

Note: Net revenues generated from these VIEs’ major subsidiaries accounted for approximately 80% of the Group’s net revenues as of March 31, 2018.

The VIE arrangements

Before January 31, 2012, PRC regulations limited business entities with direct foreign ownership of more than 70% to provide certain healthcare services in the PRC. To comply with related PRC regulations, the Company conducted the majority of its businesses through Beijing iKang and Zhejiang iKang, subsidiaries of the Group, and iKang Holding, iKang Holding’s subsidiaries and iKang Hangzhou Xixi, which are VIEs and VIEs’ subsidiaries (“VIE entities”) of the Company. Beijing iKang and Zhejiang iKang entered into a series of contractual arrangements with the VIEs and their shareholders, and through those contractual arrangements, as described below, the Company obtained the control and the right to substantially all of economic benefits of the VIE entities.

In July 2013, iKang Guobin acquired 100% of Yuanhua, including Yuanhua HK, Yuanhua WFOE (a variable interest entity), Yuanhua Information and Yuanhua Clinic, which provide medical examination related services in China. Yuanhua WFOE entered into a series of contractual arrangements with Yuanhua Information and Mr. Haiqing Hu and Mr. Lei Zhao through which Yuanhua WFOE gained effective control over the operation of Yuanhua Information and is able to receive substantially all the economic benefits of Yuanhua Information. In March 2017, one of Yuanhua Information’s shareholders, Mr. Lei Zhao, was changed to Ms. Juan Tan; Yuanhua WFOE, Yuanhua Information and Yuanhua Information’s shareholders entered into a new series of contractual arrangements with the same terms and the original contractual arrangements were terminated.

In December 2013, Beijing iKang entered into a series of contractual arrangements with Beijing Jiandatong and Mr. Haiqing Hu through which Beijing iKang gained effective control over the operation of Beijing Jiandatong and is able to receive substantially all the economic benefits of Beijing Jiandatong.

Starting from January 31, 2012, foreign-invested enterprises incorporated in the PRC are not expressly prohibited from providing healthcare services in the PRC; however, in order to operate under a foreign-invested enterprise, the Group needs to reapply for the licenses or permits required for conducting such business from the National Health Commission of the PRC and Ministry of Commerce of the PRC, because currently most licenses of the Group to conduct healthcare services are held by PRC entities. As of March 31, 2018, the Group has not yet applied for such licenses or permits. Therefore the Group still operates through its VIE entities.

Beijing iKang, Zhejiang iKang and Yuanhua WFOE have entered into the following contractual arrangements with iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong, Yuanhua Information and the shareholders of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE entities, and (2) receive the economic benefits of the VIE entities that could be significant to the VIE entities. Accordingly, the Company is considered the primary beneficiary of the VIE entities and has consolidated the VIE entities’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIE entities, the Company believes the Company’s rights under the terms of the Exclusive Equity Option Agreement provide it with a substantive kick out right. More specifically, the Company believes the terms of the Exclusive Equity Option Agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the Exclusive Equity Option Agreement. The Company’s rights under the Exclusive Equity Option Agreement give the Company the power to control the shareholders of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information and thus the power to direct the activities that most significantly impact the VIE entities economic performance. In addition, the Company’s rights under the Power of Attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIE entities’ economic performance. The Company also believes that this ability to exercise control ensures that the VIE entities will continue to execute and renew the Exclusive Service Agreement and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that the Exclusive Service Agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE entities.

Agreements that provide the Company effective control over the VIE entities

(1)

Power of Attorney: Each registered shareholder of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information has executed a power of attorney agreement appointing Beijing iKang, Zhejiang iKang or Yuanhua WFOE to be the only and exclusive attorney, and irrevocably authorizing it to vote on each registered shareholders’ behalf on all of the matters concerning the VIE entities, that may require shareholders’ approval. The term of the power of attorney is perpetual and the contract can be terminated at the discretion of the wholly foreign owned enterprises (“WFOEs”).

(2)

Exclusive Equity Option Agreement: Beijing iKang, Zhejiang iKang and Yuanhua WFOE have the exclusive right to purchase the equity interests of the VIE entities from the registered legal equity owners at the lowest consideration allowed by PRC regulations as far as PRC regulations permit a transfer of legal ownership to foreign ownership. The term of the exclusive purchase right agreement is ten years and will be renewed on the expiration date by WFOEs and can be terminated at the discretion of the WFOEs.

(3)

Spousal Consent Under the Spousal Consent letters: The spouse of each married registered shareholder of iKang Holding has signed a spousal consent letter, whereby the spouse agrees that (i) the equity interests of iKang Holding owned by such shareholder will be disposed of only in accordance with the applicable Exclusive Equity Option Agreement, Equity Interest Pledge Agreement, and other related agreements executed by the shareholder, (ii) such equity interests do not constitute communal property with such shareholder and (iii) the spouse irrevocably and unconditionally waives all rights and benefits with respect to such equity interests, including the right to sue in any court and under all applicable laws.

Agreements that transfer economic benefits to the Company

(1)

Exclusive Services Agreement: Beijing iKang, Zhejiang iKang, Yuanhua WFOE and registered shareholders irrevocably agree that Beijing iKang, Zhejiang iKang and Yuanhua WFOE shall be the exclusive technology and consulting service provider to the VIE entities in return for a service fee as determined by Beijing iKang, Zhejiang iKang and Yuanhua WFOE up to the entire net profit of the VIE entities. The terms of the services agreement are ten years, respectively, and this agreement will be automatically renewed on applicable expiration dates, and the agreement can be terminated at the discretion of the WFOEs.

(2)

Equity Interest Pledge Agreement: Shareholders of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information have pledged all of their equity interests in VIE entities with Beijing iKang, Zhejiang iKang and Yuanhua WFOE, and Beijing iKang, Zhejiang iKang and Yuanhua WFOE are entitled to the rights to sell the pledged equity interests if the VIE entities or the shareholders default in their obligations. The term of the pledge agreement is as long as the service agreement; and it can be terminated when the service agreement is terminated.

Through these contractual agreements, the Company has the ability to effectively control the VIE entities and is also able to receive substantially all the economic benefits of the VIE entities.

Risk in relation to the VIE structure

The Company believes that WFOE’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. The shareholders of iKang Holding are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIE entities also depends on the power of attorney Beijing iKang, Zhejiang iKang and Yuanhua WFOE have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•	revoke the Group’s business and operating licenses;
•	require the Group to discontinue or restrict operations;
•	restrict the Group’s right to collect revenues;
•	block the Group’s websites;
•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise,
•	re-apply for the necessary licenses or relocate our businesses, staff and assets;
•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE entities or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE entities. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, Beijing iKang, Zhejiang iKang, Yuanhua WFOE or the VIEs.

The shareholders of the VIEs and the Company are as the following:

(1)

Mr. Lee Ligang Zhang and Mr. Boquan He are shareholders of the Company, who held 34.8% and 9.74% voting interest of the Company as of March 31, 2018, respectively. They own the equity interests in iKang Holding and iKang Hangzhou Xixi.

(2)	iKang Holding’s shareholders are Mr. Lee Ligang Zhang and Mr. Boquan He, each of whom holds 50% of the equity interest in iKang Holding.
(3)

iKang Hangzhou Xixi’s shareholders are iKang Holding and Yalong Daoyi, which hold 80% and 20% of the equity interest in iKang Hangzhou Xixi, respectively. Yalong Daoyi is wholly-owned by iKang Holding. Therefore, iKang Holding owns the 100% equity interest in iKang Hangzhou Xixi.

(4)	Beijing Jiandatong’s shareholders is Mr. Haiqing Hu, who holds 80% of the equity interest in Beijing Jiandatong.
(5)	Yuanhua Information’s shareholders are Mr. Haiqing Hu and Ms. Juan Tan, who hold 80% and 20% of the equity interest in Yuanhua Information, respectively.

The two shareholders of iKang Holding are directors and shareholders of the Company. One of them is the Company’s CEO, and the managing director of the VIEs. Therefore they have no current interest in seeking to act contrary to the contractual arrangements. The interests of the VIEs’ shareholders may differ from the interests of the Company as a whole. The Company cannot assure that when conflicts of interest arise, the shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs’ may encounter in their capacity as the beneficial owners and director of the VIE entities, on the one hand, and as beneficial owners and directors or officer of the Company, on the other hand. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the Exclusive Equity Option Agreement provides the Company with a mechanism to remove the shareholders as the beneficial shareholders of the VIEs should they act to the detriment of the Company.  The Company relies on the VIEs’ shareholders, as directors and officer of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and BVI and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the VIEs’ shareholders, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following financial statements amounts and balances of the VIE entities were included in the accompanying consolidated financial statements as of and for the years ended March 31 (after inter-company elimination):

	As of March 31,
	2017	2018

Cash and cash equivalents	$49,222	$52,868
Accounts receivable and other current assets	131,780	206,082
Amount due from related parties	—	6,794

Total current assets	181,002	265,744

Property and equipment, net	158,662	169,114
Acquired intangible assets, net	24,337	15,347
Other noncurrent assets	256,522	298,210

Total non-current assets	439,521	482,671

Total assets	620,523	748,415

Deferred revenues	57,361	87,388
Accounts payable and other current liabilities	201,260	314,094
Amount due to related parties	—	3,480

Total current liabilities	258,621	404,962
Total non-current liabilities	108,706	43,828

Total liabilities	367,327	448,790

	For the years ended March 31,
	2016	2017	2018

Net revenues	$330,391	$379,606	$514,141
Net income/(loss)	$12,614	$(12,012)	$3,508

	For the years ended March 31,
	2016	2017	2018

Net cash provided by operating activities	$92,294	$54,439	$63,646
Net cash used in investing activities	$(239,274)	$(44,407)	$(22,276)
Net cash provided by (used in) financing activities	$216,341	$(53,041)	$(37,724)

For the years ended March 31, 2016, 2017 and 2018, the amounts charged to the VIEs and their subsidiaries by WOFEs related to the service fees was $3,354, $2,245 and $3,326, respectively and was eliminated upon consolidation.

The VIE entities contributed an aggregate of 89.1%, 87.1% and 91.2% of the consolidated net revenues for the years ended March 31, 2016, 2017 and 2018, respectively. The Company’s operations not conducted through contractual arrangements with the VIE entities primarily consist of its high-end health check services. As of the fiscal years ended March 31, 2017 and 2018, the VIE entities accounted for an aggregate of 85.2% and 86.5%, respectively, of the consolidated total assets, and 92.7% and 92.5%, respectively, of the consolidated total liabilities. The assets that were not associated with the VIE entities primarily consist of cash and cash equivalents, accounts receivable and prepaid expenses and other current assets.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIE entities. However, if the VIE entities ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE entities through loans to the shareholders of the VIEs or entrustment loans to the VIE entities. Relevant PRC laws and regulations restrict the VIE entities from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 24 for disclosure of restricted net assets.